Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	PREC14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	THE NECESSITY RETAIL REIT, INC.
Entity Central Index Key	0001568162